CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Operating expenses:
General and administrative expenses paid by Parent	$ 119,944
Total operating expenses	137,942,000
Loss from operations	(119,944)
Other income (expense):
Net Loss	(138,061,944)
HZO, Inc. and Subsidiaries
Total Net Sales	3,399,827	$ 2,393,943	$ 4,842,186	$ 5,342,826
Cost of revenue	3,436,366	3,085,394	6,378,786	5,577,137
Gross profit (loss)	(36,539)	(691,451)	(1,536,600)	(234,311)
Operating expenses:
Sales and marketing	698,710	1,260,267	2,023,320	2,613,246
Research and development	408,228	608,687	1,006,578	1,021,307
General and administrative expenses paid by Parent	4,286,335	4,394,222	8,705,555	8,456,703
Goodwill impairment	0	0	0	10,214,116
Total operating expenses	5,393,273	6,263,176	11,735,453	22,305,372
Loss from operations	(5,429,812)	(6,954,627)	(13,272,053)	(22,539,683)
Other income (expense):
Interest expense	(4,752,960)	(275,453)	(437,970)	(391,504)
Foreign currency gain (loss)	753,908	274,037	1,343,602	(788,287)
Other income (expense), net	(256,550)	(3,069,270)	(3,502,140)	992,416
Total other income (expense)	(47,680,602)	(3,205,686)	(2,596,508)	(187,375)
Loss before provision (benefit) for income taxes	(53,110,414)	(10,160,313)	(15,868,561)	(22,727,058)
Provision (benefit) for income taxes	70,378	(223,861)	(240,355)	(635,631)
Net Loss	(53,180,792)	(9,936,452)	(15,628,206)	(22,091,427)
Other comprehensive income
Foreign currency translation adjustment	(731,429)	(234,268)	(1,317,000)	690,540
Comprehensive loss	$ (53,912,221)	$ (10,170,720)	$ (16,945,206)	$ (21,400,887)